Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 20,083,457	$ 13,872,897
Restricted cash	2,043,625	1,615,400
Accounts receivable - Net	2,804,341	2,317,818
Receivable from third parties	100,696	100,696
Recoverable income taxes	110,327	332,060
Creditable value added tax	107,223	116,697
Inventory	58,220	60,360
Other assets	348,122	317,269
Total current assets	25,656,011	18,733,197
NON-CURRENT ASSETS:
Investment in financial instruments	1,537,688	1,818,949
Land, furniture and equipment - Net	268,450	184,016
Intangible assets, airport concessions and goodwill - Net	55,886,163	49,310,063
Investment accounted through the equity method	288,440	296,199
Total assets	83,636,752	70,342,424
CURRENT LIABILITIES:
Bank loans	687,716	889,591
Short term debt	443,814	344,048
Income tax payable	1,821,426	789,299
Accounts payable and accrued expenses	2,934,050	2,804,289
Total current liabilities	5,887,006	4,827,227
NON-CURRENT LIABILITIES:
Bank loans	2,163,853	2,586,932
Long-term debt	10,064,073	8,404,199
Deferred income tax	3,852,813	2,897,858
Employee benefits obligations	56,382	35,010
Total liabilities	22,024,127	18,751,226
STOCKHOLDERS' EQUITY:
Capital stock	7,767,276	7,767,276
Capital reserves	25,733,425	14,096,799
Other comprehensive income	391,485	(1,619,693)
Retained earnings	20,320,736	24,700,966
Controlling interest	54,212,922	44,945,348
Non-Controlling interest	7,399,703	6,645,850
Total stockholders' equity	61,612,625	51,591,198
Total liabilities and stockholders' equity	$ 83,636,752	$ 70,342,424